Derivative financial instruments - Hedging instruments which are carried on the Group balance sheet (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ 1	£ 90
Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	98,320
Change in fair value used as a basis to determine hedge ineffectiveness	£ 135
Fair value hedges [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	0
Change in fair value used as a basis to determine hedge ineffectiveness	£ 0
Fair value hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	3,525
Change in fair value used as a basis to determine hedge ineffectiveness	£ 29
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	75,389
Change in fair value used as a basis to determine hedge ineffectiveness	£ (380)
Hedges of net investment [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	15,300
Change in fair value used as a basis to determine hedge ineffectiveness	£ (745)
Derivatives [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	106
Hedging instrument, liabilities	(41)
Derivatives [member] | Fair value hedges [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	0
Hedging instrument, liabilities	0
Derivatives [member] | Fair value hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	37
Hedging instrument, liabilities	(8)
Derivatives [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	11
Hedging instrument, liabilities	(6)
Derivatives [member] | Hedges of net investment [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	0
Hedging instrument, liabilities	(10)
Loans and advances [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	0
Hedging instrument, liabilities	0
Loans and advances [member] | Fair value hedges [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	0
Hedging instrument, liabilities	0
Loans and advances [member] | Fair value hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	0
Hedging instrument, liabilities	0
Loans and advances [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	0
Hedging instrument, liabilities	0
Loans and advances [member] | Hedges of net investment [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	0
Hedging instrument, liabilities	£ (12,325)